Annual Total Returns[BarChart] - ProShares Short 7-10 Year Treasury - None	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.44%)	4.62%	(9.69%)	(3.17%)	(1.96%)	(2.20%)	1.32%	(5.29%)	(9.96%)